Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	11/26/2012
Collection Period	08/01/2012 - 10/31/2012

I. Deal Parameters

A	Student Loan Portfolio Characteristics		07/31/2012	10/31/2012
	Principal Balance		$633,353,672.09	$615,822,178.99
	Interest to be Capitalized Balance		8,206,552.68	7,609,925.84

	Pool Balance		$641,560,224.77	$623,432,104.83
	Capitalized Interest Account Balance		$48,000,000.00	$48,000,000.00
	Specified Reserve Account Balance		1,603,900.56	1,558,580.26

	Adjusted Pool(1)		$691,164,125.33	$672,990,685.09
	Weighted Average Coupon (WAC)		5.51%	5.51%
	Weighted Average Remaining Term		186.57	186.09
	Number of Loans		76,632	72,960
	Number of Borrowers		34,716	33,086
	Aggregate Outstanding Principal Balance - Tbill		$25,188,768.68	$24,428,157.52
	Aggregate Outstanding Principal Balance - LIBOR		$616,371,456.09	$599,003,947.31
	Pool Factor		0.801330774	0.778688129
	Since Issued Constant Prepayment Rate		5.64%	5.64%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/27/2012	11/26/2012
	A	78444WAA7	$639,991,980.29	$619,099,812.14

C	Account Balances		08/27/2012	11/26/2012
	Reserve Account Balance		$1,603,900.56	$1,558,580.26
	Capitalized Interest Account Balance		$48,000,000.00	$48,000,000.00

D	Asset / Liability		08/27/2012	11/26/2012
	Adjusted Pool Balance		$691,164,125.33	$672,990,685.09
	Total Notes		$639,991,980.29	$619,099,812.14
	Difference		$51,172,145.04	$53,890,872.95
	Parity Ratio		1.07996	1.08705

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

II. Trust Activity 08/01/2012 through		10/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	3,916,229.64
	Guarantor Principal	8,877,258.75
	Consolidation Activity Principal	9,303,291.40
	Seller Principal Reimbursement	17,347.14
	Servicer Principal Reimbursement	288.35
	Rejected Claim Repurchased Principal	232,734.63
	Other Principal Deposits	-

	Total Principal Receipts	$22,347,149.91

B	Student Loan Interest Receipts
	Borrower Interest	2,350,514.83
	Guarantor Interest	324,739.37
	Consolidation Activity Interest	287,391.23
	Special Allowance Payments	53,821.48
	Interest Subsidy Payments	1,074,044.74
	Seller Interest Reimbursement	12,734.41
	Servicer Interest Reimbursement	57,837.53
	Rejected Claim Repurchased Interest	32,822.37
	Other Interest Deposits	100,121.54

	Total Interest Receipts	$4,294,027.50

C	Reserves in Excess of Requirement	$45,320.30

D	Investment Income	$23,379.11

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(223,346.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,054,424.95)
	Floor Income Rebate Fees to Dept. of Education	$(2,304,727.86)

M	AVAILABLE FUNDS	$23,127,377.51

N	Non-Cash Principal Activity During Collection Period	$(4,815,656.81)

O	Non-Reimbursable Losses During Collection Period	$221,806.69

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$265,557.00

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

III. 2010-01	Portfolio Characteristics

	10/31/2012				07/31/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	5.27%	2,430	$13,763,550.56	2.235%	5.36%	3,070	$18,174,660.89	2.870%
GRACE	5.52%	1,501	$9,333,497.66	1.516%	5.53%	1,199	$7,278,261.22	1.149%
DEFERMENT	5.39%	14,271	$106,555,387.88	17.303%	5.34%	15,371	$113,467,454.83	17.915%
REPAYMENT: CURRENT	5.22%	29,231	$269,021,590.88	43.685%	5.21%	28,992	$263,306,701.18	41.573%
31-60 DAYS DELINQUENT	5.74%	3,430	$29,202,011.22	4.742%	5.82%	3,568	$28,484,894.25	4.497%
61-90 DAYS DELINQUENT	5.97%	2,061	$16,815,527.64	2.731%	5.67%	2,235	$14,987,069.04	2.366%
91-120 DAYS DELINQUENT	5.75%	1,342	$8,697,174.72	1.412%	5.78%	1,734	$11,624,921.03	1.835%
> 120 DAYS DELINQUENT	5.95%	6,457	$36,481,674.31	5.924%	5.98%	8,033	$43,115,783.88	6.808%
FORBEARANCE	6.03%	8,996	$111,516,653.60	18.109%	5.99%	9,973	$122,719,014.59	19.376%
CLAIMS IN PROCESS	5.94%	2,959	$13,209,051.37	2.145%	5.97%	2,357	$9,798,276.31	1.547%
AGED CLAIMS REJECTED	5.76%	282	$1,226,059.15	0.199%	6.15%	100	$396,634.87	0.063%

TOTAL		72,960	$615,822,178.99	100.00%		76,632	$633,353,672.09	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

IV. 2010-01 Portfolio Characteristics (cont’d)

	10/31/2012	07/31/2012
Pool Balance	$623,432,104.83	$641,560,224.77
Total # Loans	72,960	76,632
Total # Borrowers	33,086	34,716
Weighted Average Coupon	5.51%	5.51%
Weighted Average Remaining Term	186.09	186.57
Non-Reimbursable Losses	$221,806.69	$297,496.77
Cumulative Non-Reimbursable Losses	$2,351,639.82	$2,129,833.13
Since Issued Constant Prepayment Rate (CPR)	5.64%	5.64%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$265,557.00	$1,396.10
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Borrower Interest Accrued	$7,570,720.69	$7,906,800.48
Interest Subsidy Payments Accrued	$942,299.42	$1,005,970.00
Special Allowance Payments Accrued	$40,921.37	$50,508.56

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.77%	29,112	$94,971,560.85	15.422%
- GSL - Unsubsidized	5.29%	21,776	107,898,703.01	17.521%
- PLUS (2) Loans	8.20%	1,064	12,506,547.56	2.031%
- SLS (3) Loans	3.40%	702	5,261,160.66	0.854%
- Consolidation Loans	5.69%	20,306	395,184,206.91	64.172%

Total	5.51%	72,960	$615,822,178.99	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.12%	42,096	$190,028,642.27	30.858%
- Two Year	5.60%	9,022	26,094,049.86	4.237%
- Technical	6.07%	1,531	4,500,867.04	0.731%
- Other	5.69%	20,311	395,198,619.82	64.174%

Total	5.51%	72,960	$615,822,178.99	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$23,127,377.51

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$23,107,377.51

B	Primary Servicing Fee	$109,131.75	$22,998,245.76

C	Class A Noteholders' Interest Distribution Amount	$2,106,077.61	$20,892,168.15

D	Class A Noteholders' Principal Distribution Amount	$14,110,643.16	$6,781,524.99

E	Reserve Account Reinstatement	$-	$6,781,524.99

F	Additional Principal Distribution Amount	$6,781,524.99	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$639,991,980.29
Index	LIBOR
Spread/Fixed Rate	0.88%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/27/2012
Accrual Period End	11/26/2012
Daycount Fraction	0.25277778
Interest Rate*	1.30185%
Accrued Interest Factor	0.003290788
Current Interest Due	$2,106,077.61
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$2,106,077.61
Interest Paid	$2,106,077.61
Interest Shortfall	$-
Principal Paid	$20,892,168.15
Ending Principal Balance	$619,099,812.14
Paydown Factor	0.024435284
Ending Balance Factor	0.724093348

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$639,991,980.29
	Adjusted Pool Balance	$672,990,685.09
	Overcollateralization Amount	$47,109,347.96
	Principal Distribution Amount	$14,110,643.16
	Principal Distribution Amount Paid	$20,892,168.15
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,603,900.56
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,603,900.56
	Required Reserve Acct Balance	$1,558,580.26
	Release to Collection Account	$45,320.30
	Ending Reserve Account Balance	$1,558,580.26
C	Capitalized Interest Account
	Beginning Period Balance	$48,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$48,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 08/01/2012 - 10/31/2012, Distribution Date 11/26/2012